Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Income Statement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following summarized financial information has been segregated from continuing operations and reported as Discontinued Operations:

(dollars in millions)	2015	2014	2013
Discontinued Operations:
Net Sales	$4,949	$7,452	$6,564
Cost of Sales	4,152	6,801	5,304
Research and development	150	160	197
Selling, general and administrative	315	328	382
Pension curtailment	110	—	—
Other income, net	(30)	(12)	(40)
Income from operations	252	175	721
Gain (loss) on disposal	6,042	—	(33)
Income tax expense	(2,684)	(20)	(234)
Income from discontinued operations	$3,610	$155	$454

Balance Sheet [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The assets and liabilities held for sale on the Consolidated Balance Sheet as of December 31, 2014 are as follows:

(dollars in millions)	December 31, 2014
Assets:
Cash and cash equivalents	$6
Accounts receivable, net	869
Inventories and contracts in progress, net	2,223
Other assets, current	45
Fixed assets, net	684
Goodwill	348
Intangible assets, net	32
Other assets	661
Assets held for sale	$4,868
Liabilities:
Short-term borrowings and long-term debt currently due	$5
Accounts payable	717
Accrued liabilities	1,479
Long-term debt	5
Future pension and postretirement benefit obligations	2
Other long-term liabilities	573
Liabilities held for sale	$2,781